UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2011

Date of reporting period:  March 1, 2010 –  May 31,  2010

Item 1.  Schedule of Investments.

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31,  2010

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
COMMON STOCKS
Automotive Equipment and Parts
Exedy Corporation	82,000	$1,080,211	$2,027,991	$947,780	1.1
Drivetrain products
Keihin Corporation	119,300	1,625,586	2,191,184	565,598	1.2
Automotive and machinery parts
Total Automotive Equipment and Parts		2,705,797	4,219,175	1,513,378	2.3

Banks and Finance
The Aichi Bank, Ltd.	27,500	2,558,514	1,723,008	(835,506)	1.0
General banking services
The Keiyo Bank, Ltd.	369,000	1,781,156	1,775,621	(5,535)	1.0
General banking services
The San-in Godo Bank, Ltd.	268,000	2,302,964	1,891,626	(411,338)	1.1
General banking services
Total Banks and Finance		6,642,634	5,390,255	(1,252,379)	3.1

Chemicals and Pharmaceuticals
Adeka Corporation	212,300	2,012,697	1,968,360	(44,337)	1.1
Resin products
Daicel Chemical Industries, Ltd.	540,000	2,546,690	3,728,239	1,181,549	2.1
Organic/inorganic chemicals
Hitachi Chemical Company, Ltd.	170,800	3,232,629	3,347,729	115,100	1.9
Semiconductor materials
Lintec Corporation	142,300	2,463,372	2,547,815	84,443	1.4
Adhesive products
Miraca Holdings Inc.	80,500	2,175,417	2,372,939	197,522	1.3
Medical drugs and equipment
Rohto Pharmaceutical Co., Ltd.	214,000	2,427,766	2,415,350	(12,416)	1.3
Pharmaceuticals manufacturer
Total Chemicals and Pharmaceuticals		14,858,571	16,380,432	1,521,861	9.1

Electronics
Fuji Machine Mfg. Co., Ltd.	115,200	1,640,376	1,978,880	338,504	1.1
Automated assembly machines
Sanshin Electronics Co., Ltd.	225,300	2,575,850	1,912,749	(663,101)	1.1
Semiconductors
Shinko Electric Industries Co., Ltd.	125,200	1,531,668	1,825,302	293,634	1.0
Semiconductor packages
Yaskawa Electric Corporation	389,000	2,505,715	3,062,655	556,940	1.7
Servomotors and industrial robots
Total Electronics		8,253,609	8,779,586	525,977	4.9

Food Manufacturing
Fuji Oil Co., Ltd.	163,600	2,110,297	2,177,971	67,674	1.2
Mushrooms

Information and Software
Otsuka Corporation	38,700	2,258,478	2,518,494	260,016	1.4
Computer information system developer

Iron and Steel
Hanwa Co., Ltd.	535,000	2,170,770	2,097,231	(73,539)	1.2
Steel imports/exports
Neturen Co., Ltd.	268,700	2,414,450	1,866,979	(547,471)	1.0
Induction hardening equipment
Total Iron and Steel		4,585,220	3,964,210	(621,010)	2.2

Machinery and Machine Tools
Mimasu Semiconductor Industry Co., Ltd.	149,200	1,638,044	1,882,764	244,720	1.0
Silicon and gallium
Misumi Group Inc.	130,900	2,022,132	2,454,690	432,558	1.3
Precision machinery parts
Total Machinery and Machine Tools		3,660,176	4,337,454	677,278	2.3

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31,  2010

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
Miscellaneous Manufacturing
Horiba, Ltd.	61,700	$1,433,883	$1,706,661	$272,778	1.0
Measuring instruments and analyzers
Kansai Paint Co., Ltd.	361,000	2,249,025	2,925,684	676,659	1.6
Paint
Nihon Kohden Corporation	136,500	2,000,240	2,700,991	700,751	1.5
Medical equipment
Nitta Corporation	122,600	1,797,265	1,968,296	171,031	1.1
Processed rubber products
Total Miscellaneous Manufacturing		7,480,413	9,301,632	1,821,219	5.2

Real Estate and Warehouse
Daibiru Corporation	306,800	3,171,272	2,483,048	(688,224)	1.4
Leases office buildings, apartments and hotels
Sekisui Chemical Co., Ltd.	526,000	3,539,817	3,260,893	(278,924)	1.8
Prefabricated residential housing
Sumitomo Real Estate Sales Co., Ltd.	57,920	2,223,834	2,649,976	426,142	1.5
Brokerage Services
Total Real Estate and Warehouse		8,934,923	8,393,917	(541,006)	4.7

Retail
Don Quijote Co., Ltd.	76,800	1,923,852	1,991,565	67,713	1.1
Discount stores
Heiwado Co., Ltd.	152,400	1,911,404	1,892,938	(18,466)	1.1
Supermarkets
Shimachu Co., Ltd.	103,200	2,432,871	1,942,067	(490,804)	1.1
Furniture store chain
Xebio Co., Ltd.	108,400	2,181,451	2,023,212	(158,239)	1.1
Sporting goods
Total Retail		8,449,578	7,849,782	(599,796)	4.4

Services
Daiseki Co., Ltd.	99,000	2,058,615	2,004,746	(53,869)	1.1
Waste disposal
Fuyo General Lease Co., Ltd.	110,900	2,072,318	2,879,504	807,186	1.6
Machinery Leasing
NEC Networks & System Integration Corporation	192,100	2,377,054	2,354,317	(22,737)	1.3
Communication systems
Yahoo Japan Corporation	5,480	2,073,490	1,927,941	(145,549)	1.1
Internet
Total Services		8,581,477	9,166,508	585,031	5.1

Telecommunications
Hitachi Kokusai Electric Inc.	232,000	1,835,498	2,156,120	320,622	1.2
Wireless communication equipment

Textiles and Apparel
ABC-Mart, Inc.	87,200	2,990,807	3,019,810	29,003	1.7
Shoes

Transportation
Kintetsu World Express Inc.	133,900	3,060,254	3,206,877	146,623	1.8
Distribution services
Seino Holdings Co., Ltd.	248,000	1,457,038	1,725,882	268,844	1.0
Comprehensive services
Senko Co., Ltd.	474,000	1,658,462	1,931,179	272,717	1.0
Trucking and warehousing
Total Transportation		6,175,754	6,863,938	688,184	3.8

TOTAL INVESTMENTS IN COMMON STOCKS		$89,523,232	$94,519,284	$4,996,052	52.6

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31,  2010

					% of
			Market	Unrealized	Net
	Principal	Cost	Value	Gain/Loss	Assets
INVESTMENTS IN FOREIGN CURRENCY
Hong Kong Shanghai Bank- Tokyo
Non- interest bearing account	JPY 79,930,708	$885,366	$880,149	$(5,217)	0.4
TOTAL INVESTMENTS IN FOREIGN CURRENCY		885,366	880,149	(5,217)	0.4

TOTAL INVESTMENTS		$90,408,598	$95,399,433	$4,990,835	53.0

OTHER ASSETS LESS LIABILITIES, NET			84,423,566		47.0

			$179,822,999		100.0

+ Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 9,446,107.
   Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 4,455,272.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2010.

Japanese Yen	90.815	=$1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   July 19, 2010